united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
January 31, 2017
	Shares	Value
Equity Funds - 99.41%
Alternative - 6.14%
JPMorgan Diversified Alternatives ETF	2,800	$ 71,876
ProShares Large Cap Core Plus +	82,000	4,598,560
ProShares Short VIX Short-Term Futures ETF * +	6,000	707,100
WisdomTree Managed Futures Strategy Fund *	21,000	848,820
		6,226,356
Developed International - 30.35%
Deutsche X-trackers MSCI Europe Hedged Equity ETF +	111,000	2,824,950
First Trust Dorsey Wright International Focus 5 ETF +	343,000	6,352,360
iShares Currency Hedged MSCI Japan ETF	214,000	5,955,620
iShares International Select Dividend ETF +	106,000	3,242,540
iShares MSCI Australia ETF +	142,000	3,016,080
iShares MSCI Austria Capped ETF +	100,000	1,745,000
iShares MSCI Europe Financials ETF +	120,000	2,362,800
WisdomTree Europe SmallCap Dividend Fund	93,000	5,281,470
		30,780,820
Emerging Markets - 5.84%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF +	59,000	1,472,050
iShares MSCI India ETF +	55,304	1,568,422
SPDR S&P Emerging Asia Pacific ETF	36,000	2,883,240
		5,923,712
Global Equity - 3.40%
Cambria Global Value ETF +	70,100	1,501,542
Fidelity MSCI Energy Index ETF +	95,000	1,945,600
		3,447,142
Large Cap Core - 16.13%
First Trust NASDAQ Technology Dividend Index Fund +	237,000	7,247,460
VanEck Vectors Morningstar Wide Moat ETF +	254,380	9,112,451
		16,359,911
Large Cap Growth - 9.93%
iShares PHLX Semiconductor ETF +	63,000	8,055,180
iShares U.S. Oil Equipment & Services ETF +	44,000	2,009,920
		10,065,100
Large Cap Value - 4.33%
iShares U.S. Financial Services ETF +	41,000	4,387,410

Small/Mid Cap Core - 3.24%
Guggenheim S&P Spin-Off ETF	74,000	3,284,120

Small/Mid Cap Growth - 9.50%
First Trust US Equity Opportunities ETF +	48,000	2,667,360
iShares U.S. Medical Devices ETF +	38,500	5,473,545
SPDR S&P Biotech ETF +	23,000	1,492,700
		9,633,605
Small/Mid Cap Value - 10.55%
Guggenheim MSCI Global Timber +	167,000	4,303,590
iShares U.S. Insurance ETF +	97,500	5,790,525
US Global Jets ETF +	22,000	607,640
		10,701,755

Total Equity Funds (cost $81,434,955)		100,809,931

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value
Money Market Funds - 0.21%
Short-Term Cash - 0.21%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% **	209,577	$ 209,577
Total Money Market Funds (cost $209,577)		209,577

Collateral for Securities Loaned - 40.66%
Dreyfus Government Cash Management Institutional Class, 0.47% **	14,965,419	14,965,419
Milestone Treasury Obligations Fund Institutional Class, 0.33% ** ^	20,000,000	20,000,000
U.S. TIP bonds, 0.125% - 2.125%, 4/15/2018 - 2/15/2044	137,614	158,410
U.S. Treasury Bill, 3/16/2017	3,186,564	3,184,844
U.S. Treasury Floating Rate Note, 0.859%, 7/31/2017	8,423	8,425
U.S. Treasury Notes/Bonds, 0.625% - 7.625%, 8/31/2017 - 8/15/2045	2,945,039	2,912,898
U.S. Treasury Strip Coupon, 11/15/2025	2,293	1,828
Total Collateral for Securities Loaned (cost $41,231,824)		41,231,824

Total Investments (cost $122,876,356) (a) - 140.28%		$ 142,251,332
Liabilities Less Other Assets - Net - (40.28)%		(40,845,493)
NET ASSETS - 100.00%		$ 101,405,839

+ All or a portion of this security is on loan. Total loaned securities had a value of $39,143,147 at January 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$122,876,356 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 19,836,515
Unrealized depreciation:		(461,539)
Net unrealized appreciation:		$ 19,374,976

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
January 31, 2017
	Shares	Value
Equity Funds - 99.86%
Commodity Funds - 3.81%
PowerShares DB Commodity Index Tracking Fund *	1,029,000	$ 16,206,750

Developed International - 26.66%
First Trust Europe AlphaDEX Fund	180,000	5,488,200
First Trust STOXX European Select Dividend Index Fund +	423,000	5,042,160
iShares MSCI EAFE Value ETF	385,952	18,757,267
iShares MSCI Europe Financials ETF +	365,000	7,186,850
iShares MSCI Italy Capped ETF	96,000	2,279,040
iShares MSCI Spain Capped ETF +	70,000	1,923,600
JPMorgan Diversified Return International Equity ETF ^ +	650,000	32,792,500
Vanguard FTSE Europe ETF	475,000	23,446,000
Vanguard FTSE Pacific ETF +	269,000	16,403,620
		113,319,237
Emerging Markets - 19.06%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	514,000	14,643,860
iShares Edge MSCI Minimum Volatility Emerging Markets ETF +	90,000	4,565,700
iShares MSCI Russia Capped ETF	147,500	4,969,275
Morgan Stanley China A Share Fund, Inc. +	97,967	1,760,467
SPDR S&P Emerging Asia Pacific ETF ^	198,000	15,857,820
SPDR S&P Emerging Markets Dividend ETF ^ +	1,375,000	39,215,000
		81,012,122
Global Equity - 10.03%
Cambria Global Value ETF +	28,000	599,760
iShares Global 100 ETF	87,200	6,780,672
iShares Global Energy ETF	513,000	17,385,570
iShares Global Healthcare ETF +	184,000	17,864,560
		42,630,562
Large Cap Core - 12.85%
iShares Edge MSCI USA Momentum Factor ETF +	220,521	17,255,768
Vanguard Dividend Appreciation ETF +	431,016	37,360,467
		54,616,235
Large Cap Growth - 16.74%
Fidelity MSCI Information Technology Index ETF +	71,000	2,729,950
iShares Edge MSCI USA Quality Factor ETF +	442,557	30,934,734
SPDR Technology Select Sector Fund	660,000	33,052,800
Vanguard Information Technology ETF	35,000	4,435,900
		71,153,384
Large Cap Value - 6.64%
iShares Edge MSCI USA Value Factor ETF +	100,000	7,108,000
SPDR Financial Select Sector Fund	613,100	14,291,361
SPDR S&P Global Natural Resources ETF +	157,500	6,818,175
		28,217,536
Small/Mid Cap Core - 0.17%
Royce Value Trust, Inc. +	53,070	728,651

Small/Mid Cap Value - 3.90%
First Trust Financial AlphaDEX Fund +	431,000	11,740,440
Guggenheim S&P Smallcap 600 Pure Value ETF +	68,528	4,852,468
		16,592,908

Total Equity Funds (cost $370,092,155)		424,477,385

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value
Money Market Funds - 0.21%
Short-Term Cash - 0.21%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% **	905,426	$ 905,426
Total Money Market Funds (cost $905,426)		905,426

Collateral for Securities Loaned - 11.70%
Dreyfus Government Cash Management Institutional Class, 0.47% **	35,215,710	35,215,710
Milestone Treasury Obligations Fund Institutional Class, 0.33% ** ^	14,500,000	14,500,000
Total Collateral for Securities Loaned (cost $49,715,710)		49,715,710

Total Investments (cost $420,713,291) (a) - 111.77%		$ 475,098,521
Liabilities Less Other Assets - Net - (11.77)%		(50,044,687)
NET ASSETS - 100.00%		$ 425,053,834

+ All or a portion of this security is on loan. Total loaned securities had a value of $48,593,063 at January 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
RAFI - Research Affiliates

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$421,120,531 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 55,198,994
Unrealized depreciation:		(1,221,004)
Net unrealized appreciation:		$ 53,977,990

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Growth Fund (Unaudited)
January 31, 2017
	Shares	Value
Bond Funds - 18.28%
High Yield Bonds - 5.53%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	104,700	$ 10,558,995
PowerShares Senior Loan Portfolio	100,000	2,330,000
		12,888,995
Intermediate/Long-Term Bonds - 5.94%
iShares TIPS Bond ETF	20,000	2,283,600
SPDR Doubleline Total Return Tactical ETF	237,551	11,578,236
		13,861,836
International Bond - 6.81%
PowerShares Emerging Markets Sovereign Debt Portfolio +	442,152	12,672,076
Vanguard Total International Bond ETF +	60,000	3,225,600
		15,897,676

Total Bond Funds (cost $41,305,710)		42,648,507

Equity Funds - 80.61%
Commodity Funds - 2.81%
PowerShares DB Commodity Index Tracking Fund *	417,000	6,567,750

Developed International - 19.59%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	586,000	16,560,360
iShares Edge MSCI Minimum Volatility EAFE ETF	355,000	22,425,350
iShares MSCI Europe Financials ETF	341,292	6,720,040
		45,705,750
Emerging Markets - 11.89%
Columbia Emerging Markets Consumer ETF	660,000	15,358,200
iShares Edge MSCI Minimum Volatility Emerging Markets ETF +	162,000	8,218,260
PowerShares FTSE RAFI Emerging Markets Portfolio +	214,000	4,162,300
		27,738,760
Global Equity - 10.16%
FlexShares STOXX Global Broad Infrastructure Index Fund +	155,000	6,860,300
iShares Global Energy ETF	224,600	7,611,694
iShares Global Healthcare ETF +	95,000	9,223,550
		23,695,544
Large Cap Core - 10.22%
First Trust NASDAQ Technology Dividend Index Fund +	780,000	23,852,400

Large Cap Value - 24.37%
iShares Edge MSCI USA Value Factor ETF +	445,000	31,630,600
iShares Edge MSCI Minimum Volatility USA ETF +	115,265	5,277,984
SPDR Financial Select Sector Fund	856,450	19,963,850
		56,872,434
Real Estate - 1.57%
SPDR Real Estate Select Sector Fund +	119,171	3,659,741

Total Equity Funds (cost $167,862,010)		188,092,379

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Growth Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value

Money Market Funds - 0.69%
Short-Term Cash - 0.69%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% **	1,599,152	$ 1,599,152
Total Money Market Funds (cost $1,599,152)		1,599,152

Collateral for Securities Loaned - 6.97%
Dreyfus Government Cash Management Institutional Class, 0.47% **	2,371,788	2,371,788
Milestone Treasury Obligations Fund Institutional Class, 0.33% ** ^	13,900,000	13,900,000
Total Collateral for Securities Loaned (cost $16,271,788)		16,271,788

Total Investments (cost $227,038,660) (a) - 106.55%		$ 248,611,826
Liabilities Less Other Assets - Net - (6.55)%		(15,291,167)
NET ASSETS - 100.00%		$ 233,320,659

+ All or a portion of this security is on loan. Total loaned securities had a value of $15,763,568 at January 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$227,038,660 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 21,779,154
Unrealized depreciation:		(205,988)
Net unrealized appreciation:		$ 21,573,166

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
January 31, 2017
	Shares	Value
Bond Funds - 43.32%
High Yield Bonds - 5.93%
PowerShares Fundamental High Yield Corporate Bond Portfolio	563,853	$ 10,645,545
SPDR Blackstone / GSO Senior Loan ETF	154,816	7,355,308
VanEck Vectors International High Yield Bond ETF	75,500	1,854,280
		19,855,133
Intermediate/Long-Term Bonds - 28.71%
Fidelity Total Bond ETF +	240,000	11,930,400
iShares TIPS Bond ETF	259,900	29,675,382
PIMCO Total Return Active ETF +	343,114	36,020,108
SPDR Doubleline Total Return Tactical ETF	315,864	15,395,211
Vanguard Tax-Exempt Bond Index ETF +	60,000	3,022,800
		96,043,901
International Bond - 7.09%
PowerShares Emerging Markets Sovereign Debt Portfolio	793,958	22,754,836
Templeton Global Income Fund	146,395	977,919
		23,732,755
Short-Term Bonds - 1.59%
PIMCO Enhanced Short Maturity Active ETF +	52,243	5,303,709

Total Bond Funds (cost $143,895,386)		144,935,498

Equity Funds - 54.03%
Alternative - 3.41%
WisdomTree Managed Futures Strategy Fund * ^	281,932	11,395,692

Balanced - 0.34%
PowerShares CEF Income Composite Portfolio +	50,000	1,150,000

Commodity Funds - 3.22%
PowerShares DB Commodity Index Tracking Fund *	685,000	10,788,750

Developed International - 10.81%
iShares Edge MSCI Minimum Volatility EAFE ETF	110,973	7,010,164
iShares MSCI Europe Financials ETF	259,000	5,099,710
iShares MSCI Eurozone ETF	133,100	4,703,754
iShares MSCI Japan ETF +	131,250	6,637,313
iShares MSCI Pacific ex Japan ETF +	38,000	1,603,980
Vanguard FTSE Europe ETF	225,000	11,106,000
		36,160,921
Emerging Markets - 9.30%
iShares Core MSCI Emerging Markets ETF +	175,200	7,926,048
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	42,100	2,135,733
iShares MSCI Mexico Capped ETF +	21,000	941,010
iShares MSCI Russia Capped ETF	75,000	2,526,750
Morgan Stanley China A Share Fund, Inc. +	78,689	1,414,041
PowerShares FTSE RAFI Emerging Markets Portfolio +	502,800	9,779,460
SPDR S&P Emerging Asia Pacific ETF	80,000	6,407,200
		31,130,242
Global Equity - 4.74%
FlexShares Global Upstream Natural Resources Index Fund +	470,000	14,147,000
iShares Global Healthcare ETF +	17,500	1,699,075
		15,846,075
Large Cap Core - 3.63%
iShares Edge MSCI USA Momentum Factor ETF +	155,000	12,128,750

Large Cap Growth - 7.93%
iShares Edge MSCI USA Quality Factor ETF +	120,113	8,395,899
SPDR Technology Select Sector Fund	209,000	10,466,720
VanEck Vectors Gold Miners ETF	140,000	3,350,200
Vanguard Information Technology ETF	34,000	4,309,160
		26,521,979

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value
Large Cap Value - 10.65%
iShares Edge MSCI USA Value Factor ETF	325,000	$ 23,101,000
SPDR Energy Select Sector Fund	53,500	3,900,150
SPDR Financial Select Sector Fund	370,607	8,638,849
		35,639,999

Total Equity Funds (cost $162,529,748)		180,762,408

Money Market Funds - 1.82%
Short-Term Cash - 1.82%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% **	6,110,184	6,110,184
Total Money Market Funds (cost $6,110,184)		6,110,184

Collateral for Securities Loaned - 4.90%
Dreyfus Government Cash Management Institutional Class, 0.47% **	16,390,497	16,390,497
Total Collateral for Securities Loaned (cost $16,390,497)		16,390,497

Total Investments (cost $328,925,815) (a) - 104.07%		$ 348,198,587
Liabilities Less Other Assets - Net - (4.07)%		(13,629,713)
NET ASSETS - 100.00%		$ 334,568,874

+ All or a portion of this security is on loan. Total loaned securities had a value of $16,010,905 at January 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$328,341,928 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 22,194,256
Unrealized depreciation:		(2,337,597)
Net unrealized apppreciation:		$ 19,856,659

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
January 31, 2017
	Shares	Value
Bond Funds - 84.50%
High Yield Bonds - 20.29%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$ 866,497
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	8,828,327
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,677,351
PowerShares Senior Loan Portfolio	529,800	12,344,340
SPDR Blackstone / GSO Senior Loan ETF +	82,500	3,919,575
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	6,061,029
		37,697,119
Intermediate/Long-Term Bonds - 44.49%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,062,244
iShares 20+ Year Treasury Bond ETF +	15,000	1,801,500
iShares Core U.S. Aggregate Bond ETF +	90,626	9,813,890
iShares Intermediate Credit Bond ETF +	85,380	9,279,952
iShares National Muni Bond ETF	31,275	3,392,087
iShares TIPS Bond ETF	87,548	9,996,231
iShares US Credit Bond ETF	33,450	3,654,747
PIMCO Total Return Active ETF +	59,909	6,289,247
SPDR Doubleline Total Return Tactical ETF +	310,414	15,129,578
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,126,483
Vanguard Mortgage-Backed Securities ETF +	41,000	2,147,580
Vanguard Tax-Exempt Bond Index ETF	10,000	503,800
Vanguard Total Bond Market ETF	92,385	7,477,642
		82,674,981
International Bond - 7.84%
iShares Emerging Markets Local Currency Bond ETF * +	52,400	2,312,412
iShares JP Morgan USD Emerging Markets Bond ETF +	50,350	5,645,745
PowerShares Emerging Markets Sovereign Debt Portfolio	112,561	3,225,998
SPDR Citi International Government Inflation-Protected Bond ETF	63,675	3,392,604
		14,576,759
Short-Term Bonds - 11.88%
PIMCO 1-5 Year U.S. TIPS Index ETF	71,372	3,764,159
PIMCO Enhanced Short Maturity Active ETF	160,167	16,260,154
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF +	42,533	2,053,493
		22,077,806

Total Bond Funds (cost $159,262,700)		157,026,665

Equity Funds - 8.98%
Commodity - 0.77%
United States Commodity Index Fund *	35,500	1,427,810

Currency - 1.22%
PowerShares DB US Dollar Index Bullish Fund *	88,000	2,264,240

Developed International - 0.82%
iShares MSCI EAFE ETF	12,500	745,375
iShares MSCI EAFE Value ETF	16,000	777,600
		1,522,975
Emerging Markets - 0.24%
Vanguard FTSE Emerging Markets ETF	12,000	454,080

Large Cap Core - 1.93%
iShares Core S&P 500 ETF	15,660	3,585,044

Large Cap Growth - 0.25%
Vanguard Growth ETF	4,000	461,640

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value

Large Cap Value - 1.40%
Vanguard High Dividend Yield ETF +	17,000	$ 1,287,580
Vanguard Value ETF +	14,105	1,318,394
		2,605,974
Preferred Security - 1.65%
iShares US Preferred Stock ETF +	46,775	1,782,128
PowerShares Preferred Portfolio +	88,700	1,292,359
		3,074,487
Small/Mid Cap Value - 0.70%
Alerian MLP ETF +	99,500	1,294,495

Total Equity Funds (cost $15,571,710)		16,690,745

	Principal ($)
U.S. Government and Agency Obligations - 5.82%
Fannie Mae, 3.50%, due 12/1/2030	$ 225,797	232,741
Fannie Mae, 3.50%, due 7/1/2032	483,755	502,642
Fannie Mae, 4.00%, due 2/1/2040	258,804	272,648
Fannie Mae, 4.00%, due 10/1/2040	215,882	226,947
Fannie Mae, 4.00%, due 6/1/2041	414,828	435,646
Fannie Mae, 4.00%, due 9/1/2041	471,522	495,476
Fannie Mae, 4.00%, due 12/1/2041	288,664	303,617
Fannie Mae, 5.00%, due 11/1/2039	265,735	292,520
Fannie Mae, 5.00%, due 2/1/2040	396,197	432,835
Fannie Mae, 5.50%, due 12/1/2039	176,166	196,794
Fannie Mae, 5.50%, due 4/1/2040	211,547	235,329
Fannie Mae, 6.00%, due 12/1/2035	263,566	299,543
Fannie Mae, 6.00%, due 12/1/2038	89,578	101,200
Federal Home Loan Banks, 2.90%, due 4/20/2017	104,284	104,762
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,010,958
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,006,150
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	276,174	297,510
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	229,439	257,975
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	79,737	90,262
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	104,525	120,862
Government National Mortgage Association, 3.50%, due 7/16/2039	102,182	105,031
Government National Mortgage Association, 4.00%, due 2/20/2039	204,417	209,132
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,567,192
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,010,927
Total U.S. Government and Agency Obligations (cost $10,601,662)		10,808,699

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2017
	Shares	Value
Money Market Funds - 0.05%
Short-Term Cash - 0.05%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% **	102,946	$ 102,946
Total Money Market Funds (cost $102,946)		102,946

Collateral for Securities Loaned - 17.99%
Dreyfus Government Cash Management Institutional Class, 0.47% **	9,920,484	9,920,484
Milestone Treasury Obligations Fund Institutional Class, 0.33% ** ^	23,500,000	23,500,000
Total Collateral for Securities Loaned (cost $33,420,484)		33,420,484

Total Investments (cost $218,959,502) (a) - 117.34%		$ 218,049,539
Liabilities Less Other Assets - Net - (17.34)%		(32,230,309)
NET ASSETS - 100.00%		$ 185,819,230

+ All or a portion of this security is on loan. Total loaned securities had a value of $ 32,704,040 at January 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$218,713,381 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 3,242,174
Unrealized depreciation:		(3,906,016)
Net unrealized depreciation:		$ (663,842)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
January 31, 2017
	Shares	Value
Equity Funds - 99.74%
Developed International - 77.34%
iShares Edge MSCI Minimum Volatility EAFE ETF	13,400	$ 846,478
iShares MSCI Australia ETF	24,000	509,760
iShares MSCI Canada ETF +	14,600	396,828
iShares MSCI EAFE Value ETF	61,500	2,988,900
iShares MSCI Hong Kong ETF +	13,000	273,390
iShares MSCI Israel Capped ETF +	10,200	491,334
iShares MSCI Italy Capped ETF +	28,750	682,525
iShares MSCI Japan ETF	18,700	945,659
iShares MSCI Spain Capped ETF +	35,100	964,548
iShares MSCI Sweden Capped ETF +	33,300	1,015,650
iShares MSCI Switzerland Capped ETF	11,800	362,614
iShares MSCI Turkey ETF	18,500	621,785
iShares MSCI United Kingdom ETF	7,500	235,875
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	66,500	2,591,505
Vanguard FTSE All World ex-US Small-Cap ETF +	22,000	2,167,880
		15,094,731
Emerging Markets - 22.40%
Global X MSCI Colombia ETF +	49,000	464,030
Global X MSCI Nigeria ETF +	91,000	380,389
iShares MSCI Mexico Capped ETF +	6,100	273,341
iShares MSCI Poland Capped ETF +	23,200	468,408
iShares MSCI Taiwan Capped ETF +	30,250	953,480
SPDR S&P Emerging Markets Dividend ETF +	33,600	958,272
VanEck Vectors Russia ETF	24,400	521,672
VanEck Vectors Vietnam ETF +	26,000	352,560
		4,372,152

Total Equity Funds (cost $18,660,432)		19,466,883

Money Market Funds - 0.18%
Short-Term Cash - 0.18%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% *	34,105	34,105
Total Money Market Funds (cost $34,105)		34,105

Collateral for Securities Loaned - 23.91%
Dreyfus Government Cash Management Institutional Class, 0.47% *	4,628,483	4,628,483
U.S. TIP Bonds, 0.125% - 2.500%, 4/15/2018 - 1/15/2029	820	934
U.S. Treasury Bill, 3/16/2017	20,652	20,641
U.S. Treasury Notes/Bonds, 1.250% - 3.625%, 10/31/2018 - 8/15/2045	16,195	15,979
Total Collateral for Securities Loaned (cost $4,666,037)		4,666,037

Total Investments (cost $23,360,574) (a) - 123.82%		$ 24,167,025
Liabilities Less Other Assets - Net - (23.82)%		(4,649,322)
NET ASSETS - 100.00%		$ 19,517,703

+ All or a portion of this security is on loan. Total loaned securities had a value of $4,536,632 at January 31, 2017.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,424,844 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 892,969
Unrealized depreciation:		(150,788)
Net unrealized appreciation:		$ 742,181

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
January 31, 2017
	Shares	Value
Equity Funds - 98.81%
Developed International - 24.80%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	395,000	$ 11,162,700
iShares Core MSCI EAFE ETF	194,000	10,755,360
iShares MSCI ACWI ETF +	93,000	5,662,770
		27,580,830
Emerging Markets - 9.97%
iShares Core MSCI Emerging Markets ETF	245,000	11,083,800

Large Cap Core - 13.59%
Guggenheim S&P 500 Equal Weight ETF +	171,000	15,112,980

Large Cap Growth - 19.61%
iShares Edge MSCI USA Quality Factor ETF +	312,000	21,808,800

Large Cap Value - 30.84%
Guggenheim S&P 500 Pure Value ETF +	296,009	17,242,524
iShares Edge MSCI USA Value Factor ETF +	240,000	17,059,200
		34,301,724

Total Equity Funds (cost $100,558,242)		109,888,134

Money Market Funds - 1.27%
Federated Prime Cash Obligations Fund Institutional Class, 0.44% *	1,412,203	1,412,203
Total Money Market Funds (cost $1,412,203)		1,412,203

Collateral for Securities Loaned - 8.06%
Dreyfus Government Cash Management Institutional Class, 0.47% *	3,250,033	3,250,033
Milestone Treasury Obligations Fund Institutional Class, 0.33% * ^	800,000	800,000
U.S. TIP Bonds, 0.125% - 2.500%, 4/15/2018 - 1/15/2029	107,386	122,212
U.S. Treasury Bill, 3/16/2017	2,704,787	2,703,326
U.S. Treasury Notes/Bonds, 1.25% - 3.625%, 10/31/2018 - 8/15/2045	2,121,143	2,092,772
Total Collateral for Securities Loaned (cost $8,968,343)		8,968,343

Total Investments (cost $110,938,788) (a) - 108.14%		$ 120,268,680
Liabilities Less Other Assets - Net - (8.14)%		(9,055,305)
NET ASSETS - 100.00%		$ 111,213,375

+ All or a portion of this security is on loan. Total loaned securities had a value of $7,853,473 at January 31, 2017.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2017.
^ Affiliated issuer.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$111,104,742 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 9,163,938
Unrealized depreciation:		-
Net unrealized appreciation:		$ 9,163,938

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Milestone Treasury Obligations Fund (Unaudited)
January 31, 2017
	Principal	Interest	Maturity	Value
	Amount	Rate	Date

U.S. Government Obligations - 63.11%

U.S. Treasury Bills * - 63.11%
	$ 30,000,000	0.350% - 0.395%	2/2/2017	$ 29,999,690
	10,000,000	0.440%	2/9/2017	9,999,022
	30,000,000	0.445%	2/16/2017	29,994,028
	50,000,000	0.410% - 0.470%	3/9/2017	49,977,475
	35,000,000	0.540%	3/16/2017	34,977,604
	10,000,000	0.490%	3/23/2017	9,993,195
	20,000,000	0.555%	3/30/2017	19,982,425
	10,000,000	0.490%	4/13/2017	9,990,336
	15,000,000	0.560%	4/27/2017	14,980,167
	15,000,000	0.500%	5/4/2017	14,980,833
	15,000,000	0.545%	5/11/2017	14,977,519
	15,000,000	0.645%	6/22/2017	14,962,106
	15,000,000	0.590%	7/31/2017	14,960,175
	10,000,000	0.611%	7/20/2017	9,971,317
	15,000,000	0.626%	8/3/2017	14,952,566
				294,698,458

Total U.S. Government Obligations (Cost $294,698,458)				294,698,458

Repurchase Agreements - 40.08%

BNP Paribas Securities Corp., dated 1/31/2017, repurchase price $75,000,000 (Collateralized by: U.S. Treasury Bill: $72,400, 0.000%, 07/20/2017; aggregate market value plus accrued interest $72,187; U.S. Treasury Notes: $77,330,400, 0.750% - 1.625%, 03/15/2017 - 03/31/2023; aggregate market value plus accrued interest $76,427,908)

	75,000,000	0.540%	2/1/17	75,000,000

Credit Agricole, dated 1/31/2017, repurchase price $62,139,000 (Collateralized by: U.S. Treasury Note: $63,580,500, 1.375%, 01/31/2020; aggregate market value plus accrued interest $68,381,811)

	62,139,000	0.540%	2/1/17	62,139,000

Societe Generale, dated 1/31/2017, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Note: $900, 1.375%, 08/31/2023; aggregate market value plus accrued interest $857; U.S. Treasury Bonds: $26,191,700, 2.750% - 3.125%, 11/15/2041 - 05/15/2043; aggregate market value plus accrued interest $25,555,076; U.S. Treasury Bill: $100, 0.000%, 06/22/2017; aggregate market value plus accrued interest $100; U.S. Treasury Inflationary Note: $23,598,400, 0.125%, 01/15/2022; aggregate market value plus accrued interest $25,443,968)

	50,000,000	0.530%	2/1/17	50,000,000

Total Repurchase Agreements (Cost $187,139,000)				187,139,000

Total Investments (Cost $481,837,458) - 103.19% (a)				$ 481,837,458
Liabilities Less Other Assets - Net - (3.19)%				(14,892,526)
Net Assets - 100.00%				$ 466,944,932

* Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2017

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 100,809,931	$ -	$ -	$ 100,809,931
Money Market Funds	209,577	-	-	209,577
Collateral for Securities Loaned	41,231,824	-	-	41,231,824
Total	$ 142,251,332	$ -	$ -	$ 142,251,332
CLS Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 424,477,385	$ -	$ -	$ 424,477,385
Money Market Funds	905,426	-	-	905,426
Collateral for Securities Loaned	49,715,710	-	-	49,715,710
Total	$ 475,098,521	$ -	$ -	$ 475,098,521

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2017
CLS Global Growth
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 42,648,507	$ -	$ -	$ 42,648,507
Equity Funds	188,092,379	-	-	188,092,379
Money Market Funds	1,599,152	-	-	1,599,152
Collateral for Securities Loaned	16,271,788	-	-	16,271,788
Total	$ 248,611,826	$ -	$ -	$ 248,611,826
CLS Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 144,935,498	$ -	$ -	$ 144,935,498
Equity Funds	180,762,408	-	-	180,762,408
Money Market Funds	6,110,184	-	-	6,110,184
Collateral for Securities Loaned	16,390,497	-	-	16,390,497
Total	$ 348,198,587	$ -	$ -	$ 348,198,587
CLS Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 157,026,665	$ -	$ -	$ 157,026,665
Equity Funds	16,690,745	-	-	16,690,745
U.S. Government & Agency Obligations	-	10,808,699	-	10,808,699
Money Market Funds	102,946	-	-	102,946
Collateral for Securities Loaned	33,420,484	-	-	33,420,484
Total	$ 207,240,840	$ 10,808,699	$ -	$ 218,049,539
CLS International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 19,466,883	$ -	$ -	$ 19,466,883
Money Market Funds	34,105	-	-	34,105
Collateral for Securities Loaned	4,666,037	-	-	4,666,037
Total	$ 24,167,025	$ -	$ -	$ 24,167,025
CLS Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 109,888,134	$ -	$ -	$ 109,888,134
Money Market Funds	1,412,203	-	-	1,412,203
Collateral for Securities Loaned	8,968,343			8,968,343
Total	$ 120,268,680	$ -	$ -	$ 120,268,680
Milestone Treasury Obligations
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 294,698,458	$ -	$ 294,698,458
Repurchase Agreements	-	187,139,000		187,139,000
Total	$ -	$ 481,837,458	$ -	$ 481,837,458
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2017

Repurchase Agreements
The Milestone Treasury Obligations Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par. The adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending
CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2017

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended January 31, 2017:
Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
CLS Global Aggressive Equity	8,000,000	12,000,000	-	20,000,000	20,000,000
CLS Global Diversified Equity	29,000,000	-	14,500,000	14,500,000	14,500,000
CLS Global Grwoth	34,400,000	-	20,500,000	13,900,000	13,900,000
CLS Growth and Income	25,800,000	-	25,800,000	-	-
CLS Flexible Income	20,500,000	3,000,000	-	23,500,000	23,500,000
CLS International Equity	4,000,000	-	4,000,000	-	-
CLS Shelter	2,000,000		1,200,000	800,000	800,000

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 03/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 03/27/2017

By (Signature and Title)

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 03/27/2017